Subsequent Event	12 Months Ended
Aug. 31, 2020
Subsequent Event
Subsequent Event

27.   Subsequent Event

In December 2020, the Group entered into certain agreements to establish a sizable and stronger small-class business by merging a number of small-class K-12 after-school education businesses that the Group has invested in for a few years into Yutang Inc., or Yutang. The foregoing transactions are collectively referred to as the “Yutang transactions.” In connection with Yutang transactions, the Group entered into a share sale and purchase agreement with Yutang, Tus-Juren related parties, pursuant to which, Yutang has agreed to issue 100,340,631 ordinary shares of Yutang to the Group as share consideration in exchange for all the equity interest of Juren Education & Technology Group Inc. held by the Group. The Group also entered into a share subscription agreement with Yutang Inc. and its shareholder, Tus-Juren related parties and Tianjin Huaying Education Consulting Co., Ltd. to acquire certain equity interest in Yutang. Pursuant to which, Yutang has agreed to (i) issue 36,762,505 ordinary shares of Yutang to the Group at a purchase price of US$0.0001 per share as consideration to acquire all the equity interests of Tianjin Huaying Education Consulting Co., Ltd. indirectly held by the Group through VIE contractual arrangement; and (ii) issue 2,188,244 ordinary shares to the Group at a purchase price of US$0.0001 per share as consideration to acquire the Group's equity interest in Tus-Juren online business.